Condensed group statement of changes in equity - USD ($) $ in Millions	Total		Equity attributable to owners of parent [member]	Non-controlling interests, hybrid bonds		Non-controlling interests, other interest
Equity at beginning of period at Dec. 31, 2023	$ 85,493		$ 70,283	$ 13,566		$ 1,644
Comprehensive income	2,106		1,783	310		13
Dividends recognised as distributions to owners	(2,617)		(2,431)			(186)
Cash flow hedges transferred to the balance sheet, net of tax	(4)		(4)
Increase (Decrease) In Number Of Shares Outstanding Through Share Repurchase, Equity Amount	(3,502)		(3,502)
Increase (decrease) through share-based payment transactions, equity	654		654
Increase (decrease) through other changes, equity	1,296		(4)	1,300
Redemption of other changes, equity, net of tax	(1,291)		9	(1,300)
Payments on increase (decrease) though other changes, equity	(419)		0	(419)
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity	483		236			247
Equity at end of period at Jun. 30, 2024	82,199		67,024	13,457		1,718
Equity at beginning of period at Dec. 31, 2024	78,318		59,246	16,649		2,423
Comprehensive income	5,171		4,439	402		330
Dividends recognised as distributions to owners	(2,734)		(2,515)			(219)
Cash flow hedges transferred to the balance sheet, net of tax	(4)		(4)			0
Increase (Decrease) In Number Of Shares Outstanding Through Share Repurchase, Equity Amount	(2,511)		(2,511)
Increase (decrease) through share-based payment transactions, equity	594		594
Increase (decrease) through other changes, equity	500	[1]	0	500	[1]
Payments on increase (decrease) though other changes, equity	(520)		(9)	(511)
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity	966	[2]	0			966	[2]
Equity at end of period at Jun. 30, 2025	$ 79,780		$ 59,240	$ 17,040	[3]	$ 3,500

[1]	During the first half 2025 a group subsidiary issued perpetual subordinated hybrid securities of $0.5 billion, the proceeds of which were specifically earmarked to fund BP Alternative Energy Investments Ltd including the funding of Lightsource bp. This transaction resulted in a reduction of net debt and gearing.
[2]	In the first half 2025, a group subsidiary that holds a 12% stake in the Trans-Anatolian Natural Gas Pipeline (TANAP), issued $1.0 billion of equity instruments with preferred distributions. The group retains control over the ability to defer these distributions which are not guaranteed, and investors cannot redeem their shares except under specific conditions that are within the group's control.
[3]	On 4 August 2025 BP Capital Markets p.l.c. issued notice to voluntarily redeem $1.2 billion of hybrid bonds effective 1 September 2025. This is expected to reduce non-controlling interest and increase net debt in the third quarter.